Other Liabilities (Details) - Schedule of Other Current Liabilities ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Schedule of Other Current Liabilities [Abstract]
Derivative liability (See Note 25)	₨ 1,542	$ 18.8	₨ 2,499
Provision for employee benefits	21	0.3	11
Provision for SAR to employees (See Note 21)			844
Payable to statutory authorities	148	1.8	291
Other payables	3,646	44.3	1,364
Total	₨ 5,357	$ 65.2	₨ 5,009